Equity - Schedule of the Equity Instrument (Detail) $ in Millions, $ in Millions		12 Months Ended
	Jul. 30, 2019 USD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2019 USD ($)	Jul. 31, 2019
Disclosure of classes of share capital [line items]
Redemption Price				100.00%
Total		$ 658
Additional Tier 1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Face value	$ 500		$ 500
Interest rate (%)	4.80%	4.80%
Redeemable at our option		Aug. 31, 2024
Total		$ 658